Schedule II - Valuation and Qualifying Accounts (FY)	12 Months Ended
Dec. 31, 2019
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II

Carrier Global Corporation
(A Business of United Technologies Corporation)

Valuation and Qualifying Accounts
As of and for the Years Ended December 31, 2019, 2018 and 2017

(Dollars in millions)
Allowances for Doubtful Accounts
Balance, January 1, 2017	$157
Provision charged to income	12
Doubtful accounts written off (net)	(23)
Other adjustments	6
Balance, December 31, 2017	152
Provision charged to income	20
Doubtful accounts written off (net)	(22)
Other adjustments	(9)
Balance, December 31, 2018	141
Provision charged to income	18
Doubtful accounts written off (net)	(45)
Other adjustments(1)	(69)
Balance, December 31, 2019	$45

(Dollars in millions)
Future Income Tax Benefits — Valuation allowance
Balance, January 1, 2017	$104
Additions charged to income tax expense	17
Reductions credited to income tax expense	(11)
Other adjustments	3
Balance, December 31, 2017	113
Additions charged to income tax expense	15
Reductions credited to income tax expense	(14)
Other adjustments	(7)
Balance, December 31, 2018	107
Additions charged to income tax expense	41
Reductions credited to income tax expense	(16)
Other adjustments	(4)
Balance, December 31, 2019	$128

(1)	Includes $61 million of the prior year allowance for doubtful accounts which has been reflected as a direct reduction in Trade receivables.